Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 93.44%
Brazil: 5.78%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	973,600	$2,572,345
Banco BTG Pactual SA (Financials, Capital markets)	465,372	3,383,396
Companhia Paranaense de Energia (Utilities, Electric utilities)	1,342,200	2,430,069
Embraer SA ADR (Industrials, Aerospace & defense)†	207,051	3,811,809
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	251,810	4,129,684
Vale SA (Materials, Metals & mining)	181,500	2,482,327
		18,809,630
Chile: 0.50%
Cencosud SA (Consumer staples, Consumer staples distribution & retail)	936,183	1,629,208
China: 17.72%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	678,200	6,082,758
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	180,000	1,519,282
Baidu, Inc. Class A (Communication services, Interactive media & services)†	124,594	1,613,144
Baoshan Iron & Steel Co. Ltd. Class A (Materials, Metals & mining)	1,631,110	1,398,973
China Construction Bank Corp. Class H (Financials, Banks)	8,897,000	5,283,601
China Resources Land Ltd. (Real estate, Real estate management & development)	813,000	2,468,312
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	2,492,000	2,632,302
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	24,204,000	2,692,485
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	286,200	2,130,430
Fuyao Glass Industry Group Co. Ltd. Class H (Consumer discretionary, Automobile components)144A	419,200	1,895,166
Great Wall Motor Co. Ltd. Class H (Consumer discretionary, Automobiles)	1,354,000	1,333,157
Hengli Petrochemical Co. Ltd. Class A (Materials, Chemicals)†	608,991	995,761
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	582,078	2,198,367
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	710,758	5,768,217
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	994,800	2,615,810
Tencent Holdings Ltd. (Communication services, Interactive media & services)	385,000	13,363,851
Weichai Power Co. Ltd. Class H (Industrials, Machinery)	1,029,000	1,816,662
Zhejiang NHU Co. Ltd. Class A (Health care, Pharmaceuticals)	852,721	1,906,366
		57,714,644
Colombia: 0.63%
Ecopetrol SA ADR (Energy, Oil, gas & consumable fuels)	170,636	2,052,751
Greece: 1.46%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	100,887	1,400,802
Jumbo SA (Consumer discretionary, Specialty retail)	56,967	1,600,670
National Bank of Greece SA (Financials, Banks)†	231,524	1,760,296
		4,761,768
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Hong Kong: 3.00%
ASMPT Ltd. (Information technology, Semiconductors & semiconductor equipment)	214,900	$2,073,866
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	103,200	3,128,900
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	4,354,000	4,558,946
		9,761,712
Hungary: 0.51%
Richter Gedeon Nyrt (Health care, Pharmaceuticals)	61,643	1,664,029
India: 19.49%
360 ONE WAM Ltd. (Financials, Capital markets)	484,636	3,621,488
Ashok Leyland Ltd. (Industrials, Machinery)	1,776,689	3,761,250
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	73,406	6,785,863
Embassy Office Parks REIT (Real estate, Office REITs)	1,401,312	6,060,435
GAIL India Ltd. (Utilities, Gas utilities)	1,868,290	3,887,515
Infosys Ltd. (Information technology, IT services)	418,983	8,352,912
LIC Housing Finance Ltd. (Financials, Financial services)	837,519	6,305,997
Mahanagar Gas Ltd. (Utilities, Gas utilities)	222,923	3,978,474
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	7,246,026	7,942,770
Power Finance Corp. Ltd. (Financials, Financial services)	1,092,845	5,835,364
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	2,217,560	6,926,209
		63,458,277
Indonesia: 2.87%
Bank Mandiri Persero Tbk. PT (Financials, Banks)	10,817,200	4,554,208
Bank Negara Indonesia Persero Tbk. PT (Financials, Banks)	13,149,628	4,784,037
		9,338,245
Luxembourg: 1.21%
Samsonite International SA (Consumer discretionary, Textiles, apparel & luxury goods)144A†	571,200	1,594,635
Ternium SA ADR (Materials, Metals & mining)	60,823	2,351,417
		3,946,052
Malaysia: 1.03%
CIMB Group Holdings Bhd. (Financials, Banks)	1,322,500	1,741,922
Malaysia Airports Holdings Bhd. (Industrials, Transportation infrastructure)	986,900	1,604,790
		3,346,712
Mexico: 2.74%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	76,791	1,386,078
Corp. Inmobiliaria Vesta SAB de CV ADR (Real estate, Real estate management & development)	58,551	2,220,254
Grupo Aeroportuario del Sureste SAB de CV ADR (Industrials, Transportation infrastructure)	7,071	2,067,136
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Mexico(continued)
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	165,000	$1,677,753
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	378,291	1,562,485
		8,913,706
Panama: 0.54%
Copa Holdings SA Class A (Industrials, Passenger airlines)	18,348	1,762,509
Peru: 0.53%
Credicorp Ltd. (Financials, Banks)	11,613	1,723,717
Philippines: 0.54%
Bank of the Philippine Islands (Financials, Banks)	899,837	1,763,295
Poland: 1.09%
Bank Polska Kasa Opieki SA (Financials, Banks)	45,476	1,749,284
LPP SA (Consumer discretionary, Textiles, apparel & luxury goods)	465	1,808,136
		3,557,420
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.90%
Al Rajhi Bank (Financials, Banks)	81,990	1,830,256
Arabian Drilling Co. (Energy, Energy equipment & services)	40,243	1,800,692
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	84,651	1,176,053
Saudi Awwal Bank (Financials, Banks)	233,829	2,233,852
United International Transportation Co. (Industrials, Ground transportation)	109,495	2,419,980
		9,460,833
Singapore: 1.71%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	299,000	2,241,711
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	2,673,600	3,337,775
		5,579,486
South Africa: 2.44%
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	159,622	2,104,393
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	8,464	1,418,272
Sanlam Ltd. (Financials, Insurance)	438,721	1,673,807
Standard Bank Group Ltd. (Financials, Banks)	257,729	2,749,568
		7,946,040
South Korea: 8.41%
Doosan Bobcat, Inc. (Industrials, Machinery)	90,101	3,431,409
Fila Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	62,939	1,917,373
KB Financial Group, Inc. (Financials, Banks)	72,807	3,089,763
Kia Corp. (Consumer discretionary, Automobiles)†	57,483	4,415,330
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
South Korea(continued)
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	200,115	$10,873,614
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	97,464	3,664,514
		27,392,003
Taiwan: 14.58%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	526,000	2,274,305
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	1,459,000	2,051,689
Chroma ATE, Inc. (Information technology, Electronic equipment, instruments & components)	416,000	2,658,778
E Ink Holdings, Inc. (Information technology, Electronic equipment, instruments & components)	369,000	2,447,099
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	32,000	2,537,110
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	66,000	2,036,603
momo.com, Inc. (Consumer discretionary, Broadline retail)	83,900	1,164,614
Realtek Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)	190,000	2,843,425
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	1,378,000	27,585,482
Vanguard International Semiconductor Corp. (Information technology, Semiconductors & semiconductor equipment)	808,000	1,895,866
		47,494,971
Thailand: 0.81%
Bangkok Bank PCL (Financials, Banks)	666,300	2,629,328
Turkey: 0.92%
BIM Birlesik Magazalar AS (Consumer staples, Consumer staples distribution & retail)	239,109	2,998,413
United Arab Emirates: 0.98%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	643,493	1,576,781
Aldar Properties PJSC (Real estate, Real estate management & development)	1,155,264	1,604,118
		3,180,899
United States: 1.05%
Southern Copper Corp. (Materials, Metals & mining)	41,573	3,413,143
Total common stocks (Cost $247,052,675)		304,298,791

Dividend rate
Preferred stocks: 4.94%
Brazil: 0.95%
Itau Unibanco Holding SA (Financials, Banks)	0.00	466,300	3,085,200
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Income Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Dividend rate	Shares	Value
South Korea: 3.99%
LG Chem Ltd. (Materials, Chemicals)	2.66	9,429	$1,911,612
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.27	253,121	11,075,526
			12,987,138
Total preferred stocks (Cost $14,844,818)			16,072,338

		Yield
Short-term investments: 2.05%
Investment companies: 2.05%
Allspring Government Money Market Fund Select Class♠∞		5.27%	6,679,631	6,679,631
Total short-term investments (Cost $6,679,631)				6,679,631
Total investments in securities (Cost $268,577,124)	100.43%			327,050,760
Other assets and liabilities, net	(0.43)			(1,392,119)
Total net assets	100.00%			$325,658,641

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,229,693	$56,957,191	$(58,507,253)	$0	$0	$6,679,631	6,679,631	$112,688
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Income Fund | 5

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Emerging Markets Equity Income Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$18,809,630	$0	$0	$18,809,630
Chile	1,629,208	0	0	1,629,208
China	0	57,714,644	0	57,714,644
Colombia	2,052,751	0	0	2,052,751
Greece	1,600,670	3,161,098	0	4,761,768
Hong Kong	0	9,761,712	0	9,761,712
Hungary	1,664,029	0	0	1,664,029
India	6,060,435	57,397,842	0	63,458,277
Indonesia	0	9,338,245	0	9,338,245
Luxembourg	2,351,417	1,594,635	0	3,946,052
Malaysia	0	3,346,712	0	3,346,712
Mexico	8,913,706	0	0	8,913,706
Panama	1,762,509	0	0	1,762,509
Peru	1,723,717	0	0	1,723,717
Philippines	0	1,763,295	0	1,763,295
Poland	1,808,136	1,749,284	0	3,557,420
Russia	0	0	0	0
Saudi Arabia	2,976,745	6,484,088	0	9,460,833
Singapore	0	5,579,486	0	5,579,486
South Africa	7,946,040	0	0	7,946,040
South Korea	0	27,392,003	0	27,392,003
Taiwan	0	47,494,971	0	47,494,971
Thailand	2,629,328	0	0	2,629,328
Turkey	0	2,998,413	0	2,998,413
United Arab Emirates	3,180,899	0	0	3,180,899
United States	3,413,143	0	0	3,413,143
Preferred stocks
Brazil	3,085,200	0	0	3,085,200
South Korea	0	12,987,138	0	12,987,138
Short-term investments
Investment companies	6,679,631	0	0	6,679,631
Total assets	$78,287,194	$248,763,566	$0	$327,050,760
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Emerging Markets Equity Income Fund | 7